Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts Receivable, Net
6.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and the related expected credit loss provision as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Trade receivable	23,327	79,781
Less: allowance for expected credit losses	(3,684)	(4,648)

Total accounts receivable, net	19,643	75,133

Movement of the expected credit loss provision for accounts receivable is as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	(5,424)	(4,382)	(3,684)
Reversal (provision) for expected credit losses	360	36	(977)
Write-off	682	662	13

Balance at end of the year	(4,382)	(3,684)	(4,648)